SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	1 Months Ended							3 Months Ended		12 Months Ended					128 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Nov. 30, 2012	Sep. 30, 2012	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Dec. 31, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012	Dec. 31, 2012 Warrant One [Member]	Dec. 31, 2012 Warrant Two [Member]	Mar. 15, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Mar. 15, 2013 Subsequent Event [Member] Warrant One [Member]	Mar. 15, 2013 Subsequent Event [Member] Warrant Two [Member]	Dec. 31, 2008 Patents [Member]
Stockholders' Equity, Period Increase (Decrease)										$ 696,000					$ 4,619,000
Debt Instrument, Increase (Decrease) for Period, Net										529,000					2,112,000
Proceeds from Issuance of Private Placement																			500,000
Percentage Of Royalty To Be Paid On Patent														4.00%
Payments Made To Acquire Patent														75,000
Compensation For Product Development, Rate Per Hour													95
Stock Issued During Period, Shares, Share-based Compensation, Gross																						150,000
Equity Issuance Per Share Amount	$ 0.10		$ 0.20	$ 0.084	$ 0.18	$ 0.46	$ 0.65								$ 1.67							$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										7 years 7 months 17 days			2 years 6 months			3 years 5 months 16 days	1 year 4 months 2 days					5 years
Share Based Compensation Arrangement By Share Based Payment Award Expiration Date																						Jun. 30, 2013
Stock Issued During Period, Value, Share-based Compensation, Gross																						8,980
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate													1.37%									3.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate													63.00%									59.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate										0.00%	0.00%	0.00%	0.00%	0.00%								0.00%
Advertising Expense								0	0	0	1,100
Accounts Payable								22,000		22,000					22,000
Debt Instrument, Convertible, Effective Interest Rate		24.00%																	8.00%
Convertible Debt																			300,000
Shares issued at $.15 per share as conversion of debt (in shares)																			2,500,000
Debt Instrument, Convertible, Conversion Price								$ 0.065		$ 0.065					$ 0.065				$ 0.15
Common stock, par value (in dollars per share)								$ 0.01		$ 0.01	$ 0.01				$ 0.01			$ 0.01	$ 0.01
Sale of Stock, Price Per Share																		$ 0.07	$ 0.07
Class of Warrant or Right, Exercise Price of Warrants or Rights																			0.15
Sale of Stock, Number of Shares Issued in Transaction																		7,142,858
Proceeds From Sale Of Common Stock																		500,000
Warrants Issued To Purchase Common Stock																				7,142,858	3,571,429
Common Stock Exercise Price																				$ 0.08	$ 0.15
Research and Development Expense										$ 15,000	$ 0